Change in Presentation Currency (Tables)	9 Months Ended
May 31, 2022
Change In Presentation Currency
Schedule of change in presentation currency
	As at May 31, 2021
	Reported at May 31, 2021 in CAD	Presentation currency change	Restated at May 31, 2021 in USD
Consolidated statement of financial position
Cash	21,320	(3,657)	17,663
Other current assets	1,817	(311)	1,506
Non-current assets	45,103	(7,737)	37,366
Total assets	68,240	(11,705)	56,535

Current liabilities	8,108	(1,391)	6,717
Long term debt	3,391	(582)	2,809
Total liabilities	11,499	(1,973)	9,526
Share capital	207,804	(49,675)	158,129
Reserves	5,602	(1,249)	4,353
Accumulated deficit and other comprehensive income	(154,770)	40,751	(114,019)
Non-controlling interests	(1,895)	441	(1,454)
Total shareholders’ equity	56,741	(9,732)	47,009

Total shareholders’ equity and liabilities	68,240	(11,705)	56,535

Schedule of consolidated statement of comprehensive loss
	Reported at May 31, 2021 in CAD Three months	Presentation currency change	Reported at May 31, 2021 in USD Three months
General and administrative expense	(2,273)	(184)	(2,089)
Other income (expense)	1,965	157	2,122
Net loss and comprehensive loss	(308)	341	33
Earnings per share – basic and diluted	(0.00)	-	0.00

	Reported at May 31, 2021 in CAD Nine months	Presentation currency change	Reported at May 31, 2021 in USD Nine months
General and administrative expense	(6,231)	1,085	(5,146)
Other income (expense)	4,344	(964)	3,380
Net loss and comprehensive loss	(1,887)	(121)	(1,766)
Earnings per share attributable to shareholders – basic and diluted	(0.01)	-	(0.01)

Schedule of consolidated statement of cash flows
	Reported at May 31, 2021 in CAD	Presentation currency change	Restated at May 31, 2021 in USD
Cash used in operating activities	(7,688)	2,742	(4,946)
Cash used in investing activities	(6,254)	1,276	(4,978)
Cash provided by financing activities	29,968	(6,434)	23,534
Net increase in cash	16,026	(2,416)	13,610
Cash beginning of period	5,294	(1,241)	4,053
Cash end of period	21,320	(3,657)	17,663